INITIAL PUBLIC OFFERING (Details)		6 Months Ended	12 Months Ended
	May 10, 2022 $ / shares shares	Jun. 30, 2026 day $ / shares	Dec. 31, 2025 $ / shares	Nov. 06, 2023 $ / shares
INITIAL PUBLIC OFFERING (Details) [Line Items]
Initial public offering units (in Shares) | shares	23,000,000
Price per share				$ 0.02
Percentage of proceeds from share issuances		60.00%	60.00%
Period after completion of initial business combination		30 days	30 days
Public warrants
INITIAL PUBLIC OFFERING (Details) [Line Items]
Minimum lock in period required for warrant exercise from the date of business combination		15 days	15 days
IPO
INITIAL PUBLIC OFFERING (Details) [Line Items]
Initial public offering units (in Shares) | shares	23,000,000
Price per share	$ 10
IPO | Public warrants
INITIAL PUBLIC OFFERING (Details) [Line Items]
Public warrants exercisable term from the closing of the initial public offering		12 months	12 months
Public warrants expiration term		5 years	5 years
Period after completion of initial business combination		30 days	30 days
Included in underwriters full exercise of over allotment
INITIAL PUBLIC OFFERING (Details) [Line Items]
Initial public offering units (in Shares) | shares	3,000,000
Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00 | Public warrants
INITIAL PUBLIC OFFERING (Details) [Line Items]
Minimum notice period for warrants redemption		30 days	30 days
Warrants redeemable, threshold consecutive trading days		20 days	20 days
Warrants redeemable, threshold trading days		30 days	30 days
Class A ordinary shares
INITIAL PUBLIC OFFERING (Details) [Line Items]
Warrants exercise price adjustment percentage higher of market value		115.00%	115.00%
Class A ordinary shares | Public warrants
INITIAL PUBLIC OFFERING (Details) [Line Items]
Business combination issue price		$ 9.2	$ 9.2
Threshold consecutive trading days for redemption of public warrants		20	20
Minimum share price required for redemption of warrants		$ 18	$ 18
Class A ordinary shares | IPO | Public warrants
INITIAL PUBLIC OFFERING (Details) [Line Items]
Price per share	$ 11.5
Class A ordinary shares | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
INITIAL PUBLIC OFFERING (Details) [Line Items]
Warrants exercise price adjustment percentage higher of market value		180.00%	180.00%
Minimum share price required for redemption of warrants		$ 18	$ 18
Class A ordinary shares | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00 | Public warrants
INITIAL PUBLIC OFFERING (Details) [Line Items]
Minimum share price required for redemption of warrants		18	18
Warrants, redemption price per share		$ 0.01	$ 0.01